Capital Stock (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended				12 Months Ended
	Feb. 02, 2021	Jan. 12, 2021	May 20, 2020	May 15, 2020	Jun. 30, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000				5,000,000	5,000,000
Preferred stock, par value						$ 0.0001				$ 0.0001	$ 0.0001
Conversion of common stock										$ 1,228,471
Number of shares issued during period, values										$ 100,000	$ 46,500
Debt instrument, description										An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty
Preferred stock shares outstanding						1				1	1
Preferred stock shares issued						1				1	1
Common stock, shares authorized						195,000,000				195,000,000	195,000,000
Common stock, par value						$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares outstanding						84,445,067				84,445,067	55,066,855
Common stock, shares issued						84,445,067				84,445,067	55,066,855
Number of shares issued for services, value										$ 1,824,207	$ 1,300,813
Third Party [Member]
Class of Stock [Line Items]
Issuance of common shares under private placement, shares									500,000
Shares converted, shares									2,057,613
Shares converted, amount									$ 601,582
Employee And Non-Employee [Member]
Class of Stock [Line Items]
Number of shares issued for services						1,151,678	915,000		11,800,000
Number of shares issued for services, value						$ 92,293	$ 68,609		$ 4,223,390
Investors [Member]
Class of Stock [Line Items]
Issuance of common shares under private placement, shares								3,800,894	2,730,548
Debt face amount								$ 416,636	$ 502,050
Unrelated Party [Member]
Class of Stock [Line Items]
Issuance of common shares under private placement, shares		708,750
Number of shares issued during period, values		$ 50,000
Gain (Loss) on Extinguishment of Debt		$ 58,059
Non-Related Third-Party Investor [Member]
Class of Stock [Line Items]
Issuance of common shares under private placement, shares	200,000
Number of shares issued during period, values	$ 100,000
Convertible Note [Member] | Investors [Member]
Class of Stock [Line Items]
Issuance of common shares under private placement, shares						2,964,425	3,049,304
Debt face amount						$ 153,580	$ 156,204			$ 153,580
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000				5,000,000
Preferred stock, par value						$ 0.0001				$ 0.0001
Redeemable value per share						$ 1.00				$ 1.00
Preferred stock issuance description										The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company’s common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices (“
Debt instrument, description			On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company’s outstanding common stock and therefore controlled the Company prior to such issuance
Preferred stock shares outstanding						1				1	1
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						2,000,000				2,000,000
Undesignated preferred stock authorized						2,999,997				2,999,997
Conversion of common stock									500,000
Conversion of common stock									$ 500,000
Issuance of common shares under private placement, shares						500,000				500,000
Number of shares issued during period, values						$ 601,852			$ 601,852
Shares converted, shares									2,057,613
Preferred stock shares outstanding											0
Preferred stock shares issued						0				0
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Conversion of common stock				500,000
Conversion of common stock				$ 500,000
Shares issued price per share				$ 1.00
Issuance of common shares under private placement, shares					500,000
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Agreed to Issue an Additional Shares [Member]
Class of Stock [Line Items]
Issuance of common shares under private placement, shares				1,500,000
Number of shares issued during period, values				$ 1,500,000
Series B Preferred Stock [Member] | Share Purchase Agreement [Member] | Global Career Networks Inc [Member]
Class of Stock [Line Items]
Number of shares issued during period, values				$ 605,488